Note 14 - Shareholders' Equity 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term
	Warrants	Price	(Years)
Outstanding – January 1, 2025	2,936,234	$48.12	5.08
Issued during the period	382	81.18	-
Expired during the period	-	-	-
Outstanding – March 31, 2025	2,936,616	$48.13	4.83
Exercisable – March 31, 2025	2,936,616	$48.13	4.83
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term
	Warrants	Price	(Years)
Outstanding – January 1, 2026	4,135,911	$34.42	6.05
Issued during the period	-	-	-
Expired during the period	-	-	-
Outstanding – March 31, 2026	4,135,911	$34.42	4.05
Exercisable – March 31, 2026	4,135,911	$34.42	4.05

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Warrants	Price	Term (Years)

Outstanding - January 1, 2024	2,469	$56,103.87	$-
Issued during the year	2,933,765	0.95	4.08
Expired during the year	-	-	-
Outstanding - December 31, 2024	2,936,234	$48.12	$4.08
Issued during the year	1,199,677	0.88	1.97
Expired during the year	-	-	-
Outstanding – December 31, 2025	4,135,911	34.42	6.05
Exercisable – December 31, 2025	4,135,911	34.42	6.05